[On Chapman and Cutler LLP Letterhead]

May 24, 2016

Securities and Exchange Commission
100 F Street N.E.
 Washington, D.C.  20549
RE: Elkhorn ETF Trust
           File Nos.: 333‑201473; 811‑22926
Ladies and Gentlemen:
On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Elkhorn S&P High Quality Preferred ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 37, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on May 17, 2016.
If you have any questions or comments, please telephone the undersigned at (312) 845-3273.
                                                  Very truly yours,

                                                  Chapman and Cutler llp
                                                  By: /s/Walter L. Draney
                                                   Walter L. Draney